Investments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Equity Method Investments

The Company’s equity method investments consist of the following:

	As of
	December 31, 2020	March 31, 2020
Investments in funds	$63,449	$53,386
Accrued carried interest allocations	636,887	460,837

Total investments	$700,336	$514,223

StepStone Group LP
Schedule of Equity Method Investments

The Company’s equity method investments consist of the following:

	As of March 31,
	2020	2019
Investments in funds	$53,386	$43,269
Accrued carried interest allocations	460,837	299,018

Total investments	$514,223	$342,287

Schedule of Equity method investments summarized financial information

Summarized financial information for the Company’s equity method investments reflected below represents the financial position as of December 31, 2019 and 2018, and the results of operations for the years ended December 31, 2019, 2018 and 2017, which are reported on a three-month lag. Assets are primarily comprised of the investments held by the StepStone Funds.

	As of March 31,
	2020	2019
Assets	$21,306,228	$14,465,538
Liabilities	508,121	83,698

Equity	$20,798,107	$14,381,840

	Year Ended March 31,
	2020	2019	2018
Investment income	$78,319	$78,725	$51,248
Expenses	(167,030)	(101,813)	(74,540)
Net realized and unrealized gain on investments	2,572,750	1,177,118	1,883,194
Income tax expense	(5,169)	(1,960)	(306)

Net income	$2,478,870	$1,152,070	$1,859,596